Acquisitions Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions Disclosures [Text Block]	ACQUISITIONS
Cubico II — On November 30,2022, the Company, through its subsidiary AES Brasil Energia S.A ("AES Brasil") acquired 100% of shares of an operational wind complex comprised of (i) Ventos de São Tomé Holding S.A., (ii) Ventos de São Tito Holdings S.A., and (iii) REB Empreendimentos e Administradora de Bens S.A. The transaction was accounted for as an asset acquisition that did not meet the definition of a business. The assets acquired and liabilities assumed were recorded at their relative fair values. The total purchase price for the acquisition was $185 million. The Cubico II wind complex is recorded in the Renewables SBU reportable segment.
Agua Clara — On June 17, 2022, the Company, through its subsidiaries AES Dominicana Renewable Energy and AES Andres DR, S.A., acquired 85% of the equity interests in Agua Clara, S.A.S., a wind project, for consideration of $98 million. The transaction was accounted for as an asset acquisition that did not meet the definition of a business. As Agua Clara is not a VIE, any difference between the fair value of the assets and consideration transferred was allocated to PP&E on a relative fair value basis. Agua Clara is reported in the Renewables SBU reportable segment.
Tunica Windpower, LLC — On June 17, 2022, the Company entered into an agreement for the purchase of 100% of the membership interests in Tunica Windpower, LLC. The transaction was accounted for as an asset acquisition of variable interest entities that did not meet the definition of a business. The assets acquired and liabilities assumed were recorded at their fair values, which equaled the fair value of the consideration paid of approximately $22 million, including contingent consideration of $7 million. The contingent consideration will be updated quarterly with any prospective changes in fair value recorded through earnings. Tunica Windpower is reported in the Renewables SBU reportable segment.
Windsor PV1, LLC — On May 27, 2022, the Company entered into an agreement for the purchase of 100% of the membership interests in Windsor PV1, LLC, an early development-stage solar project. The transaction was accounted for as an asset acquisition of variable interest entities that did not meet the definition of a business. The assets acquired and liabilities assumed were recorded at their fair values, which equaled the fair value of the consideration paid of approximately $17 million, including contingent consideration of $5 million. The contingent consideration will be updated quarterly with any prospective changes in fair value recorded through earnings. Windsor is reported in the Renewables SBU reportable segment.
New York Wind — In November 2021, AES Clean Energy Development, LLC completed the acquisition of Cogentrix Valcour Intermediate Holdings, LLC for $352 million cash consideration, including customary purchase price adjustments, plus the assumption of $126 million of non-recourse debt. The transaction includes operating wind assets spread across six sites and will complement AES Clean Energy’s existing operating and development solar and energy storage assets in the state of New York. The transaction was accounted for as a business combination, therefore, the assets acquired and liabilities assumed at acquisition date were recorded at their fair values, which resulted in the recognition of $199 million of goodwill. This goodwill represents the opportunity to repower the acquired assets and thus obtain additional cash flows from the asset group. The Company has recorded preliminary amounts for the purchase price allocation in 2021.
In the first quarter of 2022, the Company finalized the purchase price allocation related to the acquisition of Cogentrix Valcour Intermediate Holdings, LLC. There were no significant adjustments made to the preliminary purchase price allocation recorded in the fourth quarter of 2021 when the acquisition was completed. New York Wind is reported in the Renewables SBU reportable segment.
Hardy Hills Solar — In December 2021, AES Indiana completed the acquisition of Hardy Hills solar project, which included assets of $52 million primarily consisting of a development project intangible asset. The transaction was accounted for as an asset acquisition of a variable interest entity that did not meet the definition of a business; therefore, the individual assets and liabilities were recorded at their fair values. A $6 million gain was recorded in Other income on the Consolidated Statement of Operations for the difference between the consideration transferred and the assets and liabilities recognized. The total consideration included $3 million of contingent consideration dependent on the amount of certain future costs incurred by the project. Hardy Hills Solar is reported in the Utilities SBU reportable segment.
Community Energy — In December 2021, AES Clean Energy Development, LLC completed the acquisition of Community Energy, LLC for $217 million cash consideration, including customary purchase price adjustments, plus the assumption of $38 million of non-recourse debt. At closing, the Company made a cash payment of $232 million, which included $15 million of the assumed non-recourse debt. The transaction was accounted for as a business combination; therefore, the assets acquired and liabilities assumed at the acquisition date were recorded at their fair values, which resulted in the recognition of $90 million of goodwill.
In the first quarter of 2022, the Company finalized the purchase price allocation related to the acquisition of Community Energy, LLC. There were no significant adjustments made to the preliminary purchase price allocation recorded in the fourth quarter of 2021 when the acquisition was completed. Community Energy is reported in the Renewables SBU reportable segment.
sPower Projects — In December 2021, AES Clean Energy Development Holdings, LLC entered into an agreement with AIMCo, our minority partner in AES Clean Energy Development, LLC and our partner in the sPower equity method investment. As part of this transaction, AES acquired an additional 25% ownership interest in specifically identified projects of sPower from AIMCo, in exchange for a 25% ownership interest in the Mountain View and Laurel Mountain wind operating projects, plus $28 million cash.
The transaction was accounted for as an asset acquisition. The sPower projects received were remeasured at their acquisition-date fair values, resulting in the recognition of a $35 million gain, recorded in Other Income on the Consolidated Statement of Operations. See Note 8—Investments in and Advances to Affiliates for further information. The Company recorded $3 million in additional paid-in-capital, representing the difference between the fair value of the consideration transferred and the recognition of the noncontrolling interest.
Subsequent to the closing of the transaction, AES holds a 75% ownership interest in the Mountain View and Laurel Mountain wind operating projects and a 75% ownership interest in specifically identified projects of sPower through its ownership of AES Clean Energy Development, LLC, and 50% ownership interest in the sPower equity method investment. AIMCo holds the remaining 25% minority interest in AES Clean Energy Development, LLC and 50% ownership interest in sPower. sPower projects are reported in the Renewables SBU reportable segment.
Serra Verde Wind Complex — In July 2021, AES Brasil completed the acquisition of the Serra Verde Wind Complex for $18 million, subject to customary working capital adjustments, of which $6 million was paid in cash and the remaining $12 million will be paid in two annual installments ending on July 19, 2023. The transaction was accounted for as an asset acquisition of variable interest entities that did not meet the definition of a business; therefore, the assets acquired and liabilities assumed were recorded at their fair values, which equaled the fair value of the consideration. Serra Verde is reported in the Renewables SBU reportable segment.
Cajuína Wind Complex — In May 2021, AES Brasil completed the acquisition of the Cajuína Wind Complex phase I for $22 million, subject to customary working capital adjustments. On July 29, 2021, AES Brasil completed the acquisition of the Cajuína Wind Complex phase II for $24 million, subject to customary working capital adjustments, including $3 million of contingent consideration. The Company made initial cash payments of $6 million for each acquisition and the remaining balances will be paid in three annual installments ending on March 31, 2024 and on July 29, 2024, respectively. These transactions were accounted for as asset acquisitions of variable interest entities that did not meet the definition of a business; therefore, the assets acquired and liabilities assumed were recorded at their fair values, which equaled the fair value of the consideration. Cajuína is reported in the Renewables SBU reportable segment.
Cubico I — In April 2021, AES Brasil completed the acquisition of the Cubico I wind complex for $109 million, subject to customary working capital adjustments. The transaction was accounted for as an asset acquisition, therefore the consideration transferred, plus transaction costs, were allocated to the individual assets acquired and liabilities assumed based on their relative fair values. Cubico I is reported in the Renewables SBU reportable segment.
AES Clean Energy Development — In February 2021, the Company substantially completed the merger of the sPower and AES Renewable Holdings development platforms to form AES Clean Energy Development, which will serve as the development vehicle for all future renewable projects in the U.S. As part of the transaction, AES acquired an additional 25% ownership interest in the sPower development platform from AIMCo, our existing partner in the sPower equity method investment, in exchange for a 25% ownership interest in specifically identified development entities of AES Renewable Holdings, certain future exit rights in the new partnership, and $7 million of cash.
The sPower development platform was carved-out of AES’ existing equity method investment. AES’ basis in the portion of assets transferred was $102 million, and the contribution to AES Clean Energy Development resulted in a corresponding decrease in the carrying value of the sPower investment. See Note 8—Investments in and Advances to Affiliates for further information.
During the first quarter of 2021, the sPower development assets transferred were remeasured at their acquisition-date preliminary fair values, resulting in the recognition of a $36 million gain, recorded in Other income on the Consolidated Statement of Operations. The Company recorded $81 million in Goodwill as of the acquisition date, representing the difference between the fair value of the consideration transferred, the noncontrolling interest in the sPower development platform, and the acquisition-date fair value of the Company’s previously held equity interest and the fair value of the identifiable assets acquired and liabilities assumed.
During the second quarter of 2021, the Company recorded measurement period adjustments as result of additional facts and circumstances that existed as of the date of the acquisition but were not yet known as of the time of the valuation performed in the first quarter of 2021. As a result, the estimated acquisition-date carrying value and fair values of the sPower development assets transferred were increased, which resulted in the recognition of an additional $178 million gain, for an updated gain of $214 million. Furthermore, the estimated goodwill as of the acquisition date was reduced to $45 million, as a result of adjustments to the fair value of the consideration paid and updates to the fair values of separately identifiable intangible assets. The Company finalized the purchase price allocation in the third quarter of 2021, which did not result in any material measurement period adjustments.
Subsequent to the closing of the transaction, AES holds a 75% ownership interest in AES Clean Energy Development. AIMCo holds the remaining 25% minority interest along with certain partnership rights, though currently not in effect, that would enable AIMCo to exit in the future. AIMCo’s minority interest is recorded as temporary equity in Redeemable stock of subsidiaries on the Consolidated Balance Sheet. See Note 16—Redeemable Stock of Subsidiaries for further information. AES Clean Energy Development is reported in the Renewables SBU reportable segment.
Great Cove Solar— In January 2021 and May 2021, AES Clean Energy Development, LLC completed the acquisitions of Great Cove I and II, respectively. The fair value of the initial consideration paid to acquire Great Cove I and Great Cove II was $13 million and $24 million, which included contingent consideration liabilities of $6 million and $22 million, respectively. These acquisitions were accounted for as asset acquisitions of variable interest entities that did not meet the definition of a business; therefore, the assets acquired and liabilities assumed were recorded at their fair values, which equaled the fair value of the consideration. During the third quarter of 2021, the contingent liabilities which related primarily to certain price adjustment features were remeasured, resulting in contingent consideration assets of $2 million and $12 million for Great Cove I and Great Cove II, respectively. This remeasurement resulted in a gain of $32 million recorded in Other income in the Consolidated Statement of Operations during the third quarter of 2021. In October 2021, the Company amended the agreement, resulting in the reclassification of the previously contingent consideration assets to Prepaid Expenses. In December 2021, the Company acquired Community Energy, LLC (as further described above), and such remaining prepaid amounts were written off to Other income in the Consolidated Statement of Operations. Great Cove Solar is reported in the Renewables SBU reportable segment.
Ventus Wind Complex — In December 2020, AES Brasil completed the acquisition of the Ventus Wind Complex ("Ventus") for $90 million, including $3 million of working capital adjustments. At closing, the Company made an initial cash payment of $44 million. The remainder was paid in the second and third quarter of 2021. The transaction was accounted for as an asset acquisition; therefore, the total amount of consideration, plus transaction costs, was allocated to the individual assets and liabilities assumed based on their relative fair values. Ventus is reported in the Renewables SBU reportable segment.
Penonome I — In May 2020, AES Panama completed the acquisition of the Penonome I wind farm from Goldwind International for $80 million. The transaction was accounted for as an asset acquisition, therefore the consideration transferred, plus transaction costs, was allocated to the individual assets and liabilities assumed based on their relative fair values. Penonome I is reported in the Renewables SBU reportable segment.